RETENTION RECEIVABLES, NET (Details Narrative) - HKD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Offsetting Assets [Line Items]
Provision for allowance for credit loss of retention receivables	$ (2,383,000)	$ 3,158,000
Retention Receivables [Member]
Offsetting Assets [Line Items]
Provision for allowance for credit loss of retention receivables	$ 90,000	$ 100,000